Digital Assets and Digital Assets Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Digital Assets and Digital Assets Receivable
Schedule of digital assets shown on the condensed consolidated balance sheets

	June 30, 2025	December 31, 2024
Digital assets held:
Approximate number of bitcoin held	34.7	304.2
Digital asset cost basis	$2,210,425	$19,091,091
Digital asset carrying value	$3,722,670	$12,457,387

	June 30, 2025	December 31, 2024
Digital assets receivable:
Approximate number of bitcoin held	268.4	—
Digital asset cost basis	$16,815,138	$—
Digital asset carrying value	$28,750,840	$—

Schedule of company's digital asset purchases, gains (losses) on digital assets

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Approximate number of bitcoin acquired	—	0.1	0.01	0.9
Approximate number of bitcoin dispensed	—	(13.9)	(1.1)	(13.9)
Digital asset additions	$—	$3,523	$—	$48,515
Digital asset dispositions	$—	$964,178	$99,118	$964,178
Unrealized gains (losses), net	$7,452,328	$—	$4,156,594	$—
Realized gains (losses), net	$—	$732,410	$(3,371)	$732,410